Document and Entity Information	3 Months Ended
Feb. 28, 2026
Document and Entity Information
Document Type	S-1/A
Entity Registrant Name	Eagle Nuclear Energy Corp.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002089283
Amendment Flag	false